Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
(In thousands)	2011	2010
Land	$41,107	$40,117
Buildings and improvements	170,052	153,503
Machinery, equipment and other	380,785	348,987
Containers	8,992	12,398
Cultivations	59,175	51,329
	660,111	606,334
Accumulated depreciation	(337,036)	(312,341)
	323,075	293,993
Construction in progress	46,612	55,657
	$369,687	$349,650